united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered management

investment companies

Investment Company Act file number	811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC

Attn: Gregory Knoth

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2020

Item 1. Reports to Stockholders.

BELMONT THETA INCOME FUND

Semi-Annual Report
July 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 789-1087 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 789-1087. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Fund Adviser:

Belmont Capital, LLC d/b/a Belmont Capital GroupTM
1875 Century Park E., Suite 1780
Los Angeles, CA 90067

Dear Shareholders:

Overview:

The Belmont Theta Income Fund (the “Fund”) was launched on April 30th, 2018 with the goal of offering our income generating Theta Overlay Program options strategy in a mutual fund format. The objective of the fund is the long-term growth of capital and income generation with limited correlation to equity markets.

Performance Results:

For the 6 months ending July 31st 2020, Class I shares of the Belmont Theta Income Fund returned -5.24% at net asset value. The Fund’s primary benchmark, the CBOE Iron Condor Index, returned -8.33% for the same period.

Explanation of Fund Performance:

The Fund purchases short-term Government fixed income as collateral for the Theta Overlay Program options strategy. The Fund seeks to generate returns through yield of the Government short-term fixed income securities and option premium income realized. The options strategy writes out of the money call and put spreads on the S&P 500 to capitalize on time decay and the volatility risk premium (VRP). Historically, there has been premium between the implied volatility of option pricing and realized volatility of the S&P 500 which the Fund seeks to exploit. The strategy prefers moderate volatility while short-term high velocity moves in the S&P 500 can be negative for strategy performance.

The Fund outperformed its primary benchmark for 6 months ending July 31st. The Fund returned -5.04% versus CBOE Iron Condor Index -8.22% in the 1st Quarter. This was due to the high velocity market sell off in February and March related to COVID-19. During this time our short put spreads were challenged and we took advantage of a higher VIX to initiate new positions which were helped by the market recovery in April. For the 2nd Quarter, Fund performance results were -0.21% versus CBOE Iron Condor Index -0.12%. The continued rally in the S&P 500 through the end of the 2nd Quarter was helpful for our short put spreads; however, short call spreads were tested given the velocity and magnitude of the uptrend.

Outlook:

Looking forward, the Theta Overlay Program options strategy should continue to benefit from the volatility risk premium (VRP) and our proactive approach to portfolio trade entry and risk management. At current historically elevated option pricing levels, our spread positions are able to withstand significantly larger moves in equities (up or down) with potential returns much higher than in recent years. Looking forward, we expect this opportunity to continue due to the many uncertainties facing the global economy and financial markets. The fixed income strategy will continue to be invested in high quality US Treasury securities.

Effect of COVID-19 on our business operations:

Belmont Capital Group (Belmont) has continued to operate without interruption. Belmont’s business offices are in Watt Plaza. Watt Plaza and Belmont abide by both the City of Los Angeles and County of Los Angeles “Safer at Home” Executive Orders to address the COVID-19 pandemic. Belmont has implemented “Social (Physical) Distancing Protocol” to achieve the required infection control measures. Belmont has posted the “Social (Physical) Distancing Protocol” in our offices for Members of the Public.

As per Belmont’s Business Continuity Plan, in the event of Significant Business Disruptions (SBD), Belmont will move operations to the Disaster Recovery Office (DRO). As the Executive Orders do not order the closure of Watt Plaza, a SBD has not occurred. And, Belmont has not moved operations to the DRO.

Thank you for your continued support and please reach out with any questions or visit www.belmontcapfunds.com for other information about the Fund.

Stephen J. Solaka
Managing Partner & Portfolio Manager

Investment Results (Unaudited)

Average Annual Total Returns(a)
(For the periods ended July 31, 2020)

	Six Months	One Year	Since Inception (April 30, 2018)
Belmont Theta Income Fund - Institutional Class	-5.24%	-5.39%	-2.15%
CBOE S&P 500® Iron Condor Index(b)	-8.33%	-12.60%	-6.76%
ICE BofA US 3-Month Treasury Bill Index(c)	0.48%	1.46%	1.90%
FTSE 3-Month Treasury Bill Index(d)	0.40%	1.37%	1.85%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the Belmont Theta Income Fund (the “Fund”) prospectus dated May 29, 2020, were 3.02% of average daily net assets (2.14% after fee waivers/expense reimbursements by Belmont Capital, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2021, so that total annual fund operating expenses do not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of July 31, 2020 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 789-1087.

(a)

Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)

The CBOE S&P 500® Iron Condor Index (“Index”) is designed to track the performance of a hypothetical option trading strategy that 1) sells a rolling monthly out-of-the-money (OTM) S&P 500® Index (SPX) put option (delta ≈ - 0.20) and a rolling monthly OTM SPX call option (delta ≈ 0.20); 2) buys a rolling monthly OTM SPX put option (delta ≈ - 0.05) and a rolling monthly OTM SPX call option (delta ≈ 0.05) to reduce risk; and 3) holds a money market account invested in one-month Treasury bills, which is rebalanced on option roll days and is designed to limit the downside return of the Index.

(c)

ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify, an issue must have settled on or before the rebalancing date.

(d)	The FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

July 31, 2020

(a)	As a percentage of net assets.

The investment objective of the Fund is to seek long-term growth of capital and income generation with limited correlation to equity markets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Belmont Theta Income Fund
Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS(a)(b) — 95.51%

United States Treasury Bill, 1.67%, 8/13/2020	$2,000,000	$1,999,955
United States Treasury Bill, 1.49%, 11/5/2020	2,000,000	1,999,556
United States Treasury Bill, 1.44%, 12/3/2020	2,000,000	1,999,339
United States Treasury Bill, 1.42%, 12/31/2020	2,000,000	1,999,167
United States Treasury Bill, 1.23%, 1/28/2021	2,000,000	1,999,061
United States Treasury Bill, 0.04%, 3/25/2021	2,000,000	1,998,798
United States Treasury Bill, 0.09%, 5/20/2021	1,000,000	999,134
Total U.S. Government & Agency Obligations (Cost $12,956,144)		12,995,010

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED — 0.01%

S&P 500 Index	127	$41,543,224	$3,475.00	August 2020	$1,270
Total Options Purchased (Cost $31,537)					1,270

Total Investments — 95.52% (Cost $12,987,681)					12,996,280
Other Assets in Excess of Liabilities — 4.48%					610,114
NET ASSETS — 100.00%					$13,606,394

(a)	All of these securities are held as collateral for options.
(b)	The rate shown represents effective yield at time of purchase.

See accompanying notes which are an integral part of these financial statements.	5

Belmont Theta Income Fund
Schedule of Open Written Option Contracts

July 31, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN CALL OPTIONS (0.14)%

S&P 500 Index	(127)	$(41,543,224)	$3,375.00	August 2020	$(18,415)

Total Written Options (Premiums Received $99,273)					$(18,415)

6	See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Statement of Assets and Liabilities

July 31, 2020 (Unaudited)

Assets
Investments in securities at fair value (cost $12,987,681) (Note 3)	$12,996,280
Cash	555,688
Cash held at broker for options transactions	90,606
Interest receivable	17
Prepaid expenses	12,359
Total Assets	13,654,950
Liabilities
Options written, at value (premium received $99,273)	18,415
Payable to Adviser (Note 4)	7,871
Payable to Administrator (Note 4)	7,667
Payable to trustees	922
Other accrued expenses	13,681
Total Liabilities	48,556
Net Assets	$13,606,394
Net Assets consist of:
Paid-in capital	14,511,753
Accumulated deficit	(905,359)
Net Assets	$13,606,394
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	716,811
Net asset value, offering and redemption price per share (Note 2)	$18.98

See accompanying notes which are an integral part of these financial statements.	7

Belmont Theta Income Fund
Statement of Operations

For the six months ended July 31, 2020 (Unaudited)

Investment Income
Interest income	$94,901
Total investment income	94,901
Expenses
Investment Adviser fees (Note 4)	124,431
Administration fees (Note 4)	20,513
Fund accounting fees (Note 4)	15,283
Legal fees	11,984
Interest expense	9,693
Audit and tax preparation fees	9,502
Transfer agent fees (Note 4)	5,968
Registration expenses	5,181
Trustee fees	3,663
Printing and postage expenses	3,202
Custodian fees	1,492
Miscellaneous expense	12,410
Total expenses	223,322
Fees contractually waived by Adviser (Note 4)	(72,182)
Net operating expenses	151,140
Net investment loss	(56,239)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	2,229,419
Written options	(3,103,719)
Change in unrealized appreciation (depreciation) on:
Investment securities	23,425
Written options	28,772
Net realized and change in unrealized loss on investments	(822,103)
Net decrease in net assets resulting from operations	$(878,342)

8	See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(56,239)	$10,099
Net realized gain (loss) on investment securities transactions and written options	(874,300)	219,073
Net change in unrealized appreciation of investment securities and written options	52,197	60,599
Net increase (decrease) in net assets resulting from operations	(878,342)	289,771
Distributions to shareholders from Earnings (Note 2)	—	(54,114)
Total distributions	—	(54,114)
Capital Transactions - Institutional Class:
Proceeds from shares sold	515,323	5,763,929
Reinvestment of distributions	—	54,114
Amount paid for shares redeemed	(2,044,184)	(2,878,935)
Net increase (decrease) in net assets resulting from capital transactions	(1,528,861)	2,939,108
Total Increase (Decrease) in Net Assets	(2,407,203)	3,174,765
Net Assets
Beginning of period	16,013,597	12,838,832
End of period	$13,606,394	$16,013,597
Share Transactions - Institutional Class:
Shares sold	27,251	291,413
Shares issued in reinvestment of distributions	—	2,706
Shares redeemed	(109,749)	(144,618)
Net increase (decrease) in shares	(82,498)	149,501

See accompanying notes which are an integral part of these financial statements.	9

Belmont Theta Income Fund — Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2020 (Unaudited)		For the Year Ended January 31, 2020	For the Period Ended January 31, 2019(a)
Selected Per Share Data:
Net asset value, beginning of period	$20.03		$19.76	$20.00

Investment operations:
Net investment income (loss)	(0.08)		0.01	—	(b)
Net realized and unrealized gain (loss)	(0.97)		0.32	(0.24)
Total from investment operations	(1.05)		0.33	(0.24)

Less distributions to shareholders from:
Net investment income	—		(0.01)	—
Net realized gains	—		(0.05)	—
Total distributions	—		(0.06)	—

Net asset value, end of period	$18.98		$20.03	$19.76

Total Return(c)	(5.24	)%(d)	1.71%	(1.20	)%(d)

Ratios and Supplemental Data:

Net assets, end of period (000 omitted)	$13,606		$16,014	$12,839
Ratio of net expenses to average net assets(f)	2.13	%(e)	2.14%	2.20	%(e)
Ratio of expenses to average net assets before waiver and reimbursement	3.14	%(e)	3.02%	4.97	%(e)
Ratio of net investment income (loss) to average net assets	(0.79	)%(e)	0.06%	(0.05	)%(e)
Portfolio turnover rate	0	%(d)	0%	0	%(d)

(a)	For the period April 30, 2018(commencement of operations) to January 31, 2019.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)

This ratio includes the impact of broker interest fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 1.99% for the periods ended July 31, 2020, January 31, 2020 and January 31, 2019, respectively.

10	See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Notes to the Financial Statements

July 31, 2020 (Unaudited)

NOTE 1. ORGANIZATION

The Belmont Theta Income Fund (the “Fund”) is an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on April 30, 2018. The Fund’s investment adviser is Belmont Capital, LLC d/b/a Belmont Capital GroupTM (the “Adviser”). The investment objective of the Fund is to seek long-term growth of capital and income generation with limited correlation to equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2020, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations when incurred. During the six months ended July 31, 2020, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2020 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Options – The Fund utilizes an option premium collection strategy that implements a put spread and a call spread on the S&P 500® Index (SPX) to create a number of defined-risk trades. A defined-risk trade is essentially where a series of financial instruments (such as options) are entered into where the terms and conditions of the financial instruments are, in combination, designed to limit the overall risk. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying investments, and therefore may be subject to greater fluctuation than an investment in the underlying instruments themselves.

In implementing its option premium collection strategy, the Fund will sell (write) a put option (creating a short position) while simultaneously purchasing another put option at a different strike price (creating a long position) – the combination of these two put option positions creates a defined-risk trade. Additionally, the Fund will sell (write) a call option (creating another short position) while simultaneously purchasing another call option at a different strike price (creating another long position) – the combination of these two call options positions creates another defined-risk trade for the Fund. The Fund’s put spreads and call spreads each contain the following characteristics: (i) the long and short options of each spread have the same number of contracts, (ii) the long option of each spread will have a further out-of-the-money strike price than the short option; (iii) the long option of each spread will have at least the same or longer expiration date than the short option.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2020 (Unaudited)

The Fund generally utilizes weekly and monthly SPX options with expirations of 90 days or less. SPX options are European-style options, which means that they can be exercised only at expiration. Based on the Adviser’s assessment of market conditions, the Adviser may close one or more sides of a spread at any time for purposes of risk management of the Fund.

The Adviser monitors all SPX option strikes for the optimal sale of put spreads and call spreads. Once the Fund has entered into a position, the Adviser attempts to realize as much of the net premium as possible. The Fund may decide to close its option spread positions prior to expiration, which may result in realizing less than the net option premium initially collected. Positions are generally re-set on a monthly basis, but the Adviser may determine to close and/or adjust option spreads prior to expiration for purposes of risk management. The Adviser may at times determine to take a temporary defensive position and not implement its option spread writing investment strategy. The option premium collection strategy may result in the generation of positive returns for the Fund; however, the loss potential if the strategy is not effective may be greater than the profit potential. The Fund may lose significantly more than the premium it receives in highly volatile market conditions.

The Fund is required to pledge collateral for the option trades and it will hold cash, money market instruments, or treasury bills as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore, the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The Fund’s option spread positions will effectively lever the portfolio and will target a notional exposure of no greater than three times the pledged collateral value.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2020 and the effect of derivative instruments on the Statement of Operations for the six months ended July 31, 2020.

As of July 31, 2020:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value		$1,270
Options Written		Options written at fair value	(18,415)

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2020 (Unaudited)

For the six months ended July 31, 2020:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Options purchased	Net realized gain and change in unrealized appreciation (depreciation) on investment securities	$2,229,419	$(8,871)
Options written	Net realized gain and change in unrealized appreciation (depreciation) on written options	(3,103,720)	28,772

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended July 31, 2020:

Derivatives	Average Ending Monthly Fair Value(a)
Options Purchased	$394,664
Options Written	(703,607)

(a)	Average based on the five months during the period that had activity

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2020:

				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Written Call Options	$18,415	$—	$18,415	$(18,415)	$—	$—

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2020 (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, options are valued at the most recent bid price. If there is no such reported bid on the valuation date, options are valued at the most recent ask price. On the last business day of each month, the Chicago Board Options Exchange (“CBOE”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500 Index (SPX) option series. For month end valuations of SPX, the CBOE adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$12,995,010	$—	$12,995,010
Call Options Purchased	1,270	—	—	1,270
Total	$1,270	$12,995,010	$—	$12,996,280

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(18,415)	$—	$(18,415)
Total	$—	$(18,415)	$—	$(18,415)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. For the six months ended July 31, 2020, the Adviser earned a fee of $124,431 from the Fund before the waivers described below. At July 31, 2020, the Fund owed the Adviser $7,871.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses, until May 31, 2021, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “acquired funds fees and expenses”) do not exceed 1.99%.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. The contractual agreement is in effect through May 31, 2021. The expense cap may not be terminated

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2020 (Unaudited)

prior to this date except by the Board. For the six months ended July 31, 2020, the Adviser waived fees or reimbursed expenses totaling $72,182. As of July 31, 2020, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable through
January 31, 2022	$142,741
January 31, 2023	140,267
July 31, 2023	72,182

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended July 31, 2020, the Administrator earned fees of $20,513 for administration and compliance services, $15,283 for fund accounting services and $5,968 for transfer agent services. At July 31, 2020, the Administrator was owed $7,667 for these services.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2020, there were no purchases or sales of investment securities, other than short-term investments and short-term U.S. government obligations.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$89,964
Gross unrealized depreciation	(31,197)
Net unrealized appreciation on investments	$58,767
Tax cost of investments	$12,919,098

The tax character of distributions paid for the fiscal year ended January 31, 2020, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$28,031
Long-term capital gains	26,083
Total distributions paid	$54,114

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2020 (Unaudited)

At January 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(33,587)
Unrealized appreciation on investments	6,570
Total accumulated deficit	$(27,017)

Certain qualified losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended January 31, 2020, the Fund deferred post October qualified losses and qualified late year ordinary losses in the amount of $33,044 and $543, respectively.

NOTE 7. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 through July 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Belmont Theta Income Fund	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 947.60	$10.30	2.13%
Hypothetical(b)	$1,000.00	$ 1,014.29	$10.65	2.13%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

FACTS	WHAT DOES BELMONT THETA INCOME FUND (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes — to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 789-1087

Who we are
Who is providing this notice?	Belmont Theta Income Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● buy securities from us or sell securities to us

● make deposits or withdrawals from your account or provide account information

● give us your account information

● make a wire transfer

● tell us who receives the money

● tell us where to send the money

● show your government-issued ID

● show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Belmont Capital, LLC d/b/a Belmont Capital GroupTM, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

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Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 789-1087 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Adam T. Kornegay, Principal Executive Officer and President
Gregory T. Knoth, Principal Financial Officer and Treasurer
Kevin J. Patton, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary

LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Belmont Capital, LLC d/b/a Belmont Capital Group™ 1875 Century Park E., Suite 1780 Los Angeles, CA 90067	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Summitry Equity Fund
GGEFX
(formerly, the Golub Group Equity Fund)

Semi-Annual Report
July 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (866) 954-6682 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (866) 954-6682. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Summitry LLC
919 Hillsdale Boulevard, Suite 150
Foster City, CA 94404
(866) 954-6682

Investment Results (Unaudited)

Average Annual Total Returns as of July 31, 2020 (a)

	Six Months	One Year	Three Year	Five Year	Ten Year
Summitry Equity Fund	-4.64%	0.46%	4.52%	6.45%	10.23%
S&P 500® Index(b)	2.42%	11.96%	12.01%	11.49%	13.84%

Total annual operating expenses, as disclosed in the most recent Summitry Equity Fund (the “Fund”) prospectus dated May 29, 2020, were 1.36% of the Fund’s average daily net assets (1.26% after fee waivers/expense reimbursements by Summitry LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until May 31, 2021, so that Total Annual Fund Operating Expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. Each fee waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 954-6682.

(a)

Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized. Information pertaining to the Fund’s expense ratios as of July 31, 2020 can be found in the financial highlights.

(b)

The S&P 500® Index (“S&P 500”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the S&P 500; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (866) 954-6682. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

(a)	As a percentage of net assets. As of July 31, 2020, the Fund held no securities in the Consumer Staples, Energy, Materials, Real Estate or Utilities sectors.

The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Schedule of Investments (Unaudited)

July 31, 2020

	Shares	Fair Value
COMMON STOCKS — 94.25%

Communication Services — 20.95%
Alphabet, Inc., Class A(a)	2,152	$3,202,068
Facebook, Inc., Class A(a)	18,115	4,595,233
Fox Corporation, Class A	40,205	1,036,083
Walt Disney Company (The)	23,530	2,751,598
		11,584,982
Consumer Discretionary — 17.47%
Booking Holdings, Inc.(a)	1,695	2,817,310
CarMax, Inc.(a)	15,640	1,516,611
Lowe’s Companies, Inc.	14,840	2,209,825
Ross Stores, Inc.	11,370	1,019,548
Ulta Beauty, Inc.(a)	10,870	2,097,801
		9,661,095
Financials — 18.59%
Bank of America Corporation	65,735	1,635,486
Berkshire Hathaway, Inc., Class B(a)	14,115	2,763,435
BlackRock, Inc.	2,926	1,682,479
Charles Schwab Corporation (The)	46,325	1,535,674
Citigroup, Inc.	26,610	1,330,766
Wells Fargo & Company	55,110	1,336,969
		10,284,809
Health Care — 8.60%
Agilent Technologies, Inc.	13,145	1,266,258
Medtronic plc	15,630	1,507,982
Varian Medical Systems, Inc.(a)	13,910	1,985,235
		4,759,475
Industrials — 2.52%
W.W. Grainger, Inc.	4,085	1,395,150

Information Technology — 26.12%
Apple, Inc.	4,175	1,774,542
Cognizant Technology Solutions Corporation, Class A	29,785	2,034,911
Fiserv, Inc.(a)	18,745	1,870,564
Mastercard, Inc., Class A	6,515	2,010,073
Microsoft Corporation	12,740	2,611,827
Visa, Inc., Class A	14,595	2,778,889
Zebra Technologies Corporation, Class A(a)	4,875	1,368,656
		14,449,462
Total Common Stocks (Cost $39,140,337)		52,134,973

See accompanying notes which are an integral part of these financial statements.	3

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Schedule of Investments (Unaudited) (continued)

July 31, 2020

	Shares	Fair Value
MONEY MARKET FUNDS — 3.96%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(b)	2,188,226	$2,188,226
Total Money Market Funds (Cost $2,188,226)		2,188,226

Total Investments — 98.21% (Cost $41,328,563)		54,323,199

Other Assets in Excess of Liabilities — 1.79%		987,950

NET ASSETS — 100.00%		$55,311,149

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

4	See accompanying notes which are an integral part of these financial statements.

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Statement of Assets and Liabilities (Unaudited)

July 31, 2020

Assets
Investments in securities at fair value (cost $41,328,562) (Note 3)	$54,323,199
Receivable for fund shares sold	8,000
Receivable for investments sold	1,234,582
Dividends receivable	29,052
Prepaid expenses	10,823
Total Assets	55,605,656
Liabilities
Payable for fund shares redeemed	5,500
Payable for investments purchased	225,865
Payable to Adviser (Note 4)	41,073
Payable to Administrator (Note 4)	9,065
Payable to trustees	2,289
Other accrued expenses	10,715
Total Liabilities	294,507
Net Assets	$55,311,149
Net Assets consist of:
Paid-in capital	$44,101,748
Accumulated earnings	11,209,401
Net Assets	$55,311,149
Shares outstanding (unlimited number of shares authorized, no par value)	3,023,145
Net asset value (“NAV”), offering and redemption price per share (Note 2)	$18.30

See accompanying notes which are an integral part of these financial statements.	5

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Statement of Operations (Unaudited)

For the six months ended July 31, 2020

Investment Income
Dividend income	$287,457
Total investment income	287,457

Expenses
Investment Adviser fees (Note 4)	263,199
Administration and compliance services fees (Note 4)	26,583
Fund accounting fees (Note 4)	12,444
Legal fees	11,666
Transfer agent fees (Note 4)	9,945
Audit and tax preparation fees	8,702
Registration expenses	6,317
Custodian fees	4,612
Printing and postage expenses	3,494
Trustee fees	3,348
Insurance expenses	2,944
Miscellaneous	8,498
Total expenses	361,752
Fees contractually waived by Adviser (Note 4)	(32,955)
Net operating expenses	328,797
Net investment loss	(41,340)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(1,530,797)
Net change in unrealized depreciation of investment securities	(1,545,402)
Net realized and change in unrealized loss on investments	(3,076,199)
Net decrease in net assets resulting from operations	$(3,117,539)

6	See accompanying notes which are an integral part of these financial statements.

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(41,340)	$62,863
Net realized gain (loss) on investment securities transactions	(1,530,797)	207,719
Net change in unrealized appreciation (depreciation) of investment securities	(1,545,402)	8,394,720
Net increase (decrease) in net assets resulting from operations	(3,117,539)	8,665,302
Distributions to Shareholders (Note 2)
Earnings	—	(1,590,747)
Total distributions	—	(1,590,747)
Capital Transactions
Proceeds from shares sold	1,992,709	4,225,568
Reinvestment of distributions	—	1,590,747
Amount paid for shares redeemed	(4,524,121)	(6,977,002)
Net decrease in net assets resulting from capital transactions	(2,531,412)	(1,160,687)
Total Increase (Decrease) in Net Assets	(5,648,951)	5,913,868
Net Assets
Beginning of period	60,960,100	55,046,232
End of period	$55,311,149	$60,960,100
Share Transactions
Shares sold	120,101	231,273
Shares issued in reinvestment of distributions	—	84,479
Shares redeemed	(273,725)	(382,787)
Net decrease in shares outstanding	(153,624)	(67,035)

See accompanying notes which are an integral part of these financial statements.	7

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31,		For the Year Ended January 31,
	2020 (Unaudited)		2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$19.19		$16.97	$19.43	$17.79	$15.96	$17.98

Investment operations:
Net investment income (loss)	(0.01)		0.02	0.01	— (a)	0.04	0.06
Net realized and unrealized gain (loss) on investments	(0.88)		2.72	(1.17)	3.13	3.18	0.11
Total from investment operations	(0.89)		2.74	(1.16)	3.13	3.22	0.17

Less distributions to shareholders from:
Net investment income	—		(0.03)	—	—	(0.05)	(0.05)
Net realized gains	—		(0.49)	(1.30)	(1.49)	(1.34)	(2.14)
Total distributions	—		(0.52)	(1.30)	(1.49)	(1.39)	(2.19)

Net asset value, end of period	$18.30		$19.19	$16.97	$19.43	$17.79	$15.96

Total Return(b)	(4.64	)%(c)	16.15%	(5.70)%	18.18%	20.21%	0.42%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$55,311		$60,960	$55,046	$62,373	$53,818	$43,939
Ratio of expenses to average net assets after expense waiver	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before expense waiver	1.38	%(d)	1.35%	1.35%	1.33%	1.37%	1.40%
Ratio of net investment income to average net assets after expense waiver	(0.16	)%(d)	0.11%	0.07%	0.01%	0.22%	0.34%
Portfolio turnover rate	16.98	%(c)	27.67%	31.30%	22.38%	26.59%	42.99%

(a)	Rounds to less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

8	See accompanying notes which are an integral part of these financial statements.

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Notes to the Financial Statements (Unaudited)

July 31, 2020

NOTE 1. ORGANIZATION

The Summitry Equity Fund (formerly, Golub Group Equity Fund) (the “Fund”) was organized as an open-end diversified series of Valued Advisers Trust (the “Trust”) on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Summitry LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2020, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations when incurred. During the six months ended July 31, 2020, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

9

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2020

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

10

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2020

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

11

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2020

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$52,134,973	$—	$—	$52,134,973
Money Market Funds	2,188,226	—	—	2,188,226
Total	$54,323,199	$—	$—	$54,323,199

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2020, the Adviser earned a fee of $263,199 from the Fund before the waivers described below. At July 31, 2020, the Fund owed the Adviser $41,073.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until May 31, 2021, so that the ratio of total annual operating expenses does not exceed 1.25%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds, closed-end funds and money market funds that have their own expenses. For the six months ended July 31, 2020, the Adviser waived fees of $32,955.

12

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2020

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of repayment. As of July 31, 2020, the Adviser may seek the repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable through
January 31, 2021	$22,075
January 31, 2022	59,903
January 31, 2023	58,638
July 31, 2023	32,955

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration and compliance (including a chief compliance officer), fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended July 31, 2020, the Administrator earned fees of $26,583 for administration services, $12,444 for fund accounting services and $9,945 for transfer agent services. At July 31, 2020, the Fund owed the Administrator $9,065 for such services.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Ultimus, acts as the distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2020.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2021.

13

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2020

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2020, purchases and sales of investment securities, other than short-term investments, were $10,367,233 and $8,608,524, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2020.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$15,072,936
Gross unrealized depreciation	(2,078,300)
Net unrealized appreciation on investments	$12,994,636
Tax cost of investments	$41,328,563

The tax character of distributions paid for the fiscal year ended January 31, 2020, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$85,367
Long-term capital gains	1,505,380
Total distributions paid	$1,590,747

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

At January 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(213,098)
Unrealized appreciation on investments	14,540,038
Total accumulated earnings	$14,326,940

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal year ended January 31, 2020, the Fund deferred post-October capital losses of $201,306. For the fiscal year ended January 31, 2020, the Fund deferred $11,792 of qualified late year ordinary losses.

14

Summitry Equity Fund (formerly, the Golub Group Equity Fund)
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2020

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2020, the Fund had 26.12% of the value of its net assets invested in stocks within the Information Technology sector.

NOTE 8. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 through July 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value, February 1, 2020	Ending Account Value, July 31, 2020	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 953.60	$6.07	1.25%
Hypothetical(b)	$1,000.00	$ 1,018.65	$6.27	1.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

16

FACTS	WHAT DOES SUMMITRY EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes — to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (866) 954-6682

17

Who we are
Who is providing this notice?	Summitry Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ulimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Summitry LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

18

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Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 954-6682 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Trustees

Andrea N. Mullins, Chairperson

Ira P. Cohen

Mark J. Seger

Officers

Adam T. Kornegay, Principal Executive Officer and President

Gregory T. Knoth, Principal Financial Officer and Treasurer

Kevin J. Patton, Chief Compliance Officer

Carol J. Highsmith, Vice President and Secretary

Investment Adviser

Summitry LLC

919 Hillsdale Boulevard, Suite 150

Foster City, CA 94404

Distributor

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Custodian

Huntington National Bank

41 South High Street

Columbus, OH 43215

Administrator, Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE- disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE- disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE

Item 13. Exhibits.

(a)	(1)	NOT APPLICABLE- filed with annual report

	(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

	(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	9/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	9/25/2020

By	/s/ Gregory Knoth
Gregory Knoth, Treasurer and Principal Financial Officer

Date	9/25/2020